UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

Dreyfus Premier Stock Funds
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-21236 Securities Act File Number: 333-100610
4(a). Last day of fiscal year for which this notice is filed:
September 30, 2006
4(b). [ X ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Premier International Equity Fund - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 116,127,512
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 9,194,496
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 9,194,496
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 106,933,016
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 11,441.83
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ 0

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 11,441.83
=============

Dreyfus Premier International Equity Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 9,421,103
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 2,216,765
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 2,216,765
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 7,204,338
		5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 770.86
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ 0

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 770.86
=============

Dreyfus Premier International Equity Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 44,284,153
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 5,890,420
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 5,890,420
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 38,393,733
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$(0)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 4,108.13
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 4,108.13 =============

Dreyfus Premier International Equity Fund - Class R
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 8,547,002
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 1
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 1
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 8,547,001
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$(0)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 914.53
		“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 914.53 =============
Dreyfus Premier International Equity Fund - Class T 5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$ 698,721
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 419,209
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 419,209
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 279,512
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 29.91
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 29.91 =============
Dreyfus Premier International Small Cap Fund - Class A
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the fiscal year	$164,942,767

	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 57,708,208
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 57,708,208
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 107,234,559
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 11,474.10
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ 0

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 11,474.10
=============

Dreyfus Premier International Small Cap Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 6,420,440
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 3,012,165
		the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 3,012,165
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 3,408,275
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 364.69
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 364.69
=============

Dreyfus Premier International Small Cap Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 35,492,710
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 9,462,605
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 9,462,605
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 26,030,105
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 2,785.22
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 2,785.22 =============

Dreyfus Premier International Small Cap Fund - Class R
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$ 12,479,287
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$ 5,750,183
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 5,750,183
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 6,729,104
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item	$(0)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 720.01
		“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 720.01
=============

Dreyfus Premier International Small Cap Fund - Class T 5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$ 188,198
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 203,889
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 203,889
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(15,691)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0.00 =============

Dreyfus Premier Small Cap Equity Fund - Class A 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$ 30,637,609
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 3,657,971
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 3,657,971
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 26,979,638
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 2886.82
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 2886.82 =============
Dreyfus Premier Small Cap Equity Fund - Class B 5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$ 1,846,059
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 458,126
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 458,126
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 1,387,933
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 148.51
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 148.51
=============

Dreyfus Premier Small Cap Equity Fund - Class C
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the fiscal year	$ 7,987,173

	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 976,840
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 976,840
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 7,010,333
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 750.11
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 750.11 =============
Dreyfus Premier Small Cap Equity Fund - Class R
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the fiscal year	$ 3,734,232
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 3,085,957
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 3,085,957
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 648,275
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 69.37
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 69.37 =============

Dreyfus Premier Small Cap Equity Fund - Class T 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$ 248,283
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$ 86,167
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ 86,167
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ 162,116
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(0)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 17.35
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 17.35
=============

Total For All:	$ 36,481.44
===============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[X] Wire Transfer [ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

/s/ James Bitetto

James Bitetto
Vice President and Assistant Secretary

Date: December 26, 2006

* Please print the name and title of the signing officer below the signature.